Liquidated Damages	12 Months Ended
Dec. 31, 2023
Liquidated Damages
Liquidated Damages

23. Liquidated Damages

During the years December 31, 2023 and 2022, the Company recorded liquidated damages of $583 and $1,140 (including accrued interest of $583 and $652), respectively. During the year December 31, 2022, liquidated damages of $488 were recorded as a result of Registration Rights Damages resulting from not registering the Series K convertible preferred stock timely.